Operating Expenses, Net - Schedule of operating expenses and foreign exchange differences included in the consolidated statement of profit or loss and other comprehensive income (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Marketing and brand promotional expenses	$ 12,903,989	$ 11,864,097	$ 26,207,524
Premises costs and office utilities
Premises costs	11,965,344	9,465,094	18,361,737
Office utilities	9,152,802	6,117,640	7,421,124
Premises costs and office utilities	21,118,146	15,582,734	25,782,861
Traveling and business development expenses	19,362,587	10,860,318	18,460,191
Commissions and bank charges	2,307,050	5,197,984	7,978,311
Office renovation and maintenance expenses	1,430,834	1,603,484	15,880,216
Administrative service fee (Note 26(a)(iii))	12,000,000
Legal and professional fees
Auditor's remuneration	11,402,267	789,000	503,240
Other legal and professional fees	11,776,501	1,650,070	5,268,795
Legal and professional fees	23,178,768	2,439,070	5,772,035
Staff welfare and staff recruitment expenses	2,471,705	3,659,523	7,637,277
Staff welfare and staff recruitment expenses
Depreciation	113,919	334,841	379,132
Foreign exchange differences, net	12,596,647	382,757	(206,072)
Other expenses	7,213,210	657,299	3,671,713
Other expenses, by nature	19,923,776	1,374,897	3,844,773
Operating expenses	$ 114,696,855	$ 52,582,107	$ 111,563,188